SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reportable Segments (Details)	12 Months Ended
Dec. 31, 2022 segment
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Number of operating segments	3
Number of operating segments for internal and external reporting purposes	4